Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 88.0%
Aerospace & Defense - 0.6%
Airbus SE *	2,618	$297,048
Leonardo SpA	11,626	94,337
Meggitt PLC *	3,528	23,238
Rolls-Royce Holdings PLC *	146,022	212,144
Saab AB, Class B *	5,552	152,235
Safran SA *	1,223	166,809
		945,811
Air Freight & Logistics - 0.5%
Deutsche Post AG	6,987	383,656
DSV PANALPINA A/S	516	101,480
PostNL NV *	9,533	46,329
Royal Mail PLC *	8,974	62,477
SF Holding Co. Ltd., Class A	1,900	23,484
SG Holdings Co. Ltd.	1,800	41,327
Singapore Post Ltd.	14,500	7,555
ZTO Express Cayman, Inc., ADR	3,215	93,717
		760,025
Airlines - 0.4%
Air China Ltd., Class H	20,000	17,313
AirAsia Group Bhd *	89,900	21,247
ANA Holdings, Inc. *	4,100	95,432
Cathay Pacific Airways Ltd. *	46,000	42,897
China Eastern Airlines Corp. Ltd., Class H	128,000	60,259
China Southern Airlines Co. Ltd., Class A *	31,100	32,595
Japan Airlines Co. Ltd. *	1,700	38,000
JET2 PLC *	2,809	49,142
Jin Air Co. Ltd. *	1,154	20,903
Singapore Airlines Ltd. *	28,600	118,138
Spring Airlines Co. Ltd., Class A	11,700	106,308
		602,234
Auto Components - 1.3%
Aisin Corp.	2,700	102,624
Bridgestone Corp.	7,600	307,783
Continental AG	467	61,857
Denso Corp.	1,600	106,382
Dometic Group AB *,(a)	2,005	29,133
Faurecia SE *	54	2,858
Faurecia SE *	1,464	78,186
Hella GmbH & Co. KGaA *	242	13,601
Hyundai Mobis Co. Ltd.	372	95,979
JTEKT Corp.	2,700	27,611
Koito Manufacturing Co. Ltd.	300	20,145
Linamar Corp.	483	28,472
Magna International, Inc.	975	85,860
NOK Corp.	1,500	20,375
Pirelli & C SpA *,(a)	10,994	64,632
Sumitomo Electric Industries Ltd.	800	12,004
Sumitomo Rubber Industries Ltd.	29,500	348,394
Tokai Rika Co. Ltd.	7,300	123,935

	Shares/ Principal	Fair Value

Auto Components (continued)
Toyota Boshoku Corp.	4,500	$74,525
Valeo SA	7,866	267,825
Yokohama Rubber Co. Ltd. (The)	900	16,127
		1,888,308
Automobiles - 1.7%
Astra International TBK PT	32,300	11,730
BAIC Motor Corp. Ltd., Class H (a)	40,500	12,971
BYD Co. Ltd., Class A	2,200	55,213
BYD Co. Ltd., Class H	4,500	95,447
Daimler AG	4,477	399,951
Great Wall Motor Co. Ltd., Class H	12,000	33,263
Honda Motor Co. Ltd.	7,500	225,272
Isuzu Motors Ltd.	5,400	58,105
Mitsubishi Motors Corp. *	3,900	11,118
NIO, Inc., ADR *	5,878	229,124
Nissan Motor Co. Ltd. *	3,200	17,836
Renault SA *	4,559	197,878
Stellantis NV	10,960	194,274
Subaru Corp.	11,400	227,381
Suzuki Motor Corp.	600	27,285
Toyota Motor Corp.	8,700	678,364
Volkswagen AG	182	66,139
		2,541,351
Banks - 10.1%
ABN AMRO Bank NV, CVA *,(a)	11,122	135,423
Absa Group Ltd.	8,658	73,931
Agricultural Bank of China Ltd., Class H	47,000	18,801
Australia & New Zealand Banking Group Ltd.	12,707	272,734
Banco Bilbao Vizcaya Argentaria SA	22,150	115,222
Banco Bradesco SA	12,342	51,288
Banco do Brasil SA	4,796	25,947
Banco Santander Brasil SA	9,764	68,744
Banco Santander SA *	70,268	239,252
Bank Central Asia TBK PT	118,200	252,879
Bank Hapoalim BM *	36,457	284,029
Bank Leumi Le-Israel BM *	7,615	50,238
Bank Mandiri Persero TBK PT	208,800	88,408
Bank Negara Indonesia Persero Tbk PT *	43,900	17,303
Bank of Communications Co. Ltd., Class H	14,000	8,914
Bank of Montreal	6,094	543,143
Bank of Nova Scotia (The)	10,641	665,629
Bank of Queensland Ltd.	2,925	19,271
Bank Rakyat Indonesia Persero TBK PT *	324,000	98,148
Barclays PLC	10,725	27,511
Bendigo & Adelaide Bank Ltd.	6,931	53,107
BNP Paribas SA *	8,193	499,565
BOC Hong Kong Holdings Ltd.	98,500	343,982

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Banks (continued)
CaixaBank SA	11,340	$35,172
Canadian Imperial Bank of Commerce	4,007	392,299
Canadian Western Bank	1,233	31,383
Capitec Bank Holdings Ltd. *	312	30,000
China CITIC Bank Corp. Ltd., Class H	179,000	90,945
China Construction Bank Corp., Class A	31,900	35,769
China Construction Bank Corp., Class H	609,000	512,301
China Everbright Bank Co. Ltd., Class A	37,000	23,030
China Merchants Bank Co. Ltd., Class A	11,900	92,767
China Merchants Bank Co. Ltd., Class H	14,500	110,693
China Minsheng Banking Corp. Ltd., Class H	28,600	16,591
CIMB Group Holdings BHD	53,200	55,683
Commonwealth Bank of Australia	9,261	607,318
Credit Agricole SA *	1,876	27,219
DBS Group Holdings Ltd.	10,000	214,275
Erste Group Bank AG *	1,300	44,187
Grupo Financiero Banorte SAB de CV, Class O *	31,768	178,943
Hang Seng Bank Ltd.	3,300	63,882
Hong Leong Bank BHD	4,200	18,941
HSBC Holdings PLC	101,495	592,618
Industrial & Commercial Bank of China Ltd., Class H	414,000	297,143
Industrial Bank Co. Ltd., Class A	36,800	135,242
ING Groep NV	25,178	308,701
Intesa Sanpaolo SpA *	106,428	289,008
Israel Discount Bank Ltd., Class A *	25,686	106,990
Japan Post Bank Co. Ltd.	3,100	29,850
KB Financial Group, Inc.	616	30,589
KBC Group NV *	1,405	102,380
Lloyds Banking Group PLC *	547,300	321,186
Malayan Banking BHD	169,600	337,441
Mediobanca Banca di Credito Finanziario SpA *	2,816	31,296
Mitsubishi UFJ Financial Group, Inc.	26,900	144,043
Mizrahi Tefahot Bank Ltd. *	1,756	45,887
Mizuho Financial Group, Inc.	6,500	94,059
National Australia Bank Ltd.	17,579	348,115
National Bank of Canada	653	44,354
Nedbank Group Ltd.	2,059	19,521
Nordea Bank Abp	46,147	455,313
OTP Bank Nyrt *	4,889	209,382
Oversea-Chinese Banking Corp. Ltd.	17,400	152,166
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	29,893
Public Bank BHD	238,300	241,375
Raiffeisen Bank International AG *	10,962	241,311
Resona Holdings, Inc.	10,100	42,484
RHB Bank BHD	99,400	128,730

	Shares/ Principal	Fair Value

Banks (continued)
Royal Bank of Canada	11,374	$1,048,578
Shinhan Financial Group Co. Ltd.	873	28,888
Shinsei Bank Ltd.	2,100	33,999
Shizuoka Bank Ltd. (The)	1,500	11,810
Societe Generale SA *	9,014	236,409
Standard Bank Group Ltd.	19,329	164,188
Standard Chartered PLC	17,258	118,935
Sumitomo Mitsui Financial Group, Inc.	9,200	333,614
Svenska Handelsbanken AB, Class A	13,897	151,242
Toronto-Dominion Bank (The)	12,129	790,940
UniCredit SpA *	20,511	217,273
United Overseas Bank Ltd.	6,500	124,959
Westpac Banking Corp.	29,127	541,526
		15,116,305
Beverages - 2.1%
Ambev SA	80,570	218,737
Anheuser-Busch InBev SA	4,930	311,440
Arca Continental SAB de CV	20,605	101,210
Asahi Group Holdings Ltd.	4,100	173,090
Budweiser Brewing Co. APAC Ltd. (a)	5,700	17,010
China Resources Beer Holdings Co. Ltd.	4,000	31,359
Coca-Cola Femsa SAB de CV	2,600	11,945
Diageo PLC	15,077	621,868
Fomento Economico Mexicano SAB de CV	9,389	70,668
Fraser & Neave Holdings BHD	1,700	12,300
Heineken Holding NV	225	20,071
Heineken NV	3,256	335,302
Kirin Holdings Co. Ltd.	22,600	433,695
Pernod Ricard SA	1,695	318,841
Remy Cointreau SA	486	89,963
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,650	83,771
Suntory Beverage & Food Ltd.	4,700	175,027
Treasury Wine Estates Ltd.	10,282	81,054
		3,107,351
Biotechnology - 0.7%
3SBio, Inc. *,(a)	7,500	6,627
Abcam PLC *	1,520	29,171
BeiGene Ltd., ADR *	365	127,049
Celltrion, Inc. *	523	149,813
CSL Ltd.	2,161	435,594
Genmab A/S *	264	87,069
Grifols SA	770	20,208
Innovent Biologics, Inc. *,(a)	4,500	45,640
Jinyu Bio-Technology Co. Ltd., Class A	13,800	40,232
Swedish Orphan Biovitrum AB *	4,365	69,935
Zai Lab Ltd., ADR *	399	53,239
		1,064,577

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Building Products - 0.5%
Assa Abloy AB, Class B	4,813	$138,598
Cie de Saint-Gobain *	3,754	222,015
Daikin Industries Ltd.	900	181,792
Kingspan Group PLC	1,598	135,789
		678,194
Capital Markets - 1.8%
3i Group PLC	6,584	104,783
Amundi SA *,(a)	4,153	332,886
B3 SA - Brasil Bolsa Balcao	16,411	158,992
Banca Generali SpA *	730	25,756
Brookfield Asset Management, Inc., Class A	2,885	128,314
Bursa Malaysia BHD	7,900	17,052
China International Capital Corp. Ltd., Class H *,(a)	20,000	48,466
CI Financial Corp.	2,384	34,427
Credit Suisse Group AG	25,806	271,509
Deutsche Bank AG *	15,727	188,314
Deutsche Boerse AG	1,178	196,184
DWS Group GmbH & Co. KGaA (a)	539	23,360
East Money Information Co. Ltd., Class A	17,040	70,864
Flow Traders (a)	1,066	44,677
Guotai Junan Securities Co. Ltd., Class A	24,900	61,690
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	51,002
Hong Kong Exchanges & Clearing Ltd.	3,400	200,035
Huatai Securities Co. Ltd., Class A	22,000	56,921
IOOF Holdings Ltd.	32,301	86,599
Macquarie Group Ltd.	672	78,223
Nomura Holdings, Inc.	15,500	81,554
Perpetual Ltd.	2,997	75,305
Reinet Investments SCA	690	13,636
TMX Group Ltd.	1,202	124,891
UBS Group AG	13,111	203,878
		2,679,318
Chemicals - 2.7%
Air Liquide SA	1,831	299,770
Akzo Nobel NV	357	39,978
Asahi Kasei Corp.	13,300	153,401
BASF SE	2,650	220,634
Chr Hansen Holding A/S *	1,936	176,346
Covestro AG (a)	1,686	113,622
Croda International PLC	259	22,684
Daicel Corp.	3,900	30,071
DIC Corp.	3,900	101,188
Givaudan SA	113	437,280
Hexpol AB	3,063	34,649
Incitec Pivot Ltd. *	9,164	20,311
Johnson Matthey PLC	6,270	260,646

	Shares/ Principal	Fair Value

Chemicals (continued)
Kaneka Corp.	4,200	$172,941
Kansai Paint Co. Ltd.	4,700	125,688
Koninklijke DSM NV	621	105,319
LG Chem Ltd.	253	179,956
Mitsubishi Chemical Holdings Corp.	2,900	21,780
Nippon Paint Holdings Co. Ltd.	11,000	158,778
Nippon Shokubai Co. Ltd.	1,400	80,326
Nitto Denko Corp.	800	68,489
Novozymes A/S, Class B	559	35,892
Nufarm Ltd./Australia *	5,073	20,517
Nutrien Ltd.	1,933	104,121
Shin-Etsu Chemical Co. Ltd.	900	151,575
Sika AG	1,432	410,816
Sumitomo Chemical Co. Ltd.	51,100	264,980
Teijin Ltd.	1,400	24,161
Toray Industries, Inc.	7,300	47,070
Umicore SA	420	22,327
Victrex PLC	1,056	32,199
Wanhua Chemical Group Co. Ltd., Class A	2,700	43,497
Zeon Corp.	1,000	16,009
		3,997,021
Commercial Services & Supplies - 0.6%
Babcock International Group PLC *	42,301	133,417
Brambles Ltd.	2,868	23,111
Country Garden Services Holdings Co. Ltd.	12,000	121,629
Dai Nippon Printing Co. Ltd.	2,300	48,269
Downer EDI Ltd.	27,755	108,446
HomeServe PLC	2,329	38,592
Intrum AB	1,199	38,516
ISS A/S *	6,128	114,514
Loomis AB	3,979	121,247
Park24 Co. Ltd. *	400	7,490
Rentokil Initial PLC *	9,497	63,471
SPIE SA *	1,853	44,471
		863,173
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson, Class B	21,216	281,256

Construction & Engineering - 0.3%
CIMIC Group Ltd. *	1,400	18,756
Kandenko Co. Ltd.	3,900	34,271
Kyowa Exeo Corp.	600	15,866
Maeda Corp.	2,700	23,359
Metallurgical Corp. of China Ltd., Class H	72,000	18,708
Obayashi Corp.	11,600	106,552
Shimizu Corp.	2,100	17,028
Skanska AB, Class B	2,132	53,567

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Construction & Engineering (continued)
Taisei Corp.	600	$23,186
Vinci SA	1,132	116,227
		427,520
Construction Materials - 0.4%
BBMG Corp., Class H	73,000	15,211
Buzzi Unicem SpA	871	22,695
Cemex SAB de CV *	113,453	79,681
CRH PLC	1,866	87,302
HeidelbergCement AG	216	19,665
LafargeHolcim Ltd. *	4,126	243,487
Siam Cement PCL (The), NVDR	11,300	144,279
Taiheiyo Cement Corp.	600	15,806
		628,126
Consumer Finance - 0.0%†
AEON Financial Service Co. Ltd.	600	8,063
Credit Saison Co. Ltd.	1,700	20,431
Muangthai Capital PCL, NVDR	8,800	19,923
		48,417
Containers & Packaging - 0.0%†
Smurfit Kappa Group PLC	767	36,203
Toyo Seikan Group Holdings Ltd.	1,400	16,673
		52,876
Distributors - 0.1%
Inchcape PLC *	1,867	19,397
Jardine Cycle & Carriage Ltd.	12,000	201,042
		220,439
Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.	7,800	164,330
GSX Techedu, Inc., ADR *	249	8,436
IDP Education Ltd.	771	14,023
New Oriental Education & Technology Group, Inc., ADR *	17,398	243,572
New Oriental Education & Technology Group, Inc. *	1,100	15,040
TAL Education Group, ADR *	3,702	199,353
		644,754
Diversified Financial Services - 0.6%
Banca Mediolanum SpA *	2,344	22,177
Challenger Ltd.	4,299	20,956
EXOR NV	357	30,185
FirstRand Ltd.	37,438	130,876
Investor AB, Class A	466	37,023
Investor AB, Class B	1,298	103,706
Kinnevik AB, Class B *	5,445	265,244
L E Lundbergforetagen AB, Class B *	1,242	67,940
M&G PLC	7,398	21,169
Mitsubishi HC Capital, Inc.	27,600	166,849
Onex Corp.	433	26,927
		893,052

	Shares/ Principal	Fair Value

Diversified Telecommunication - 0.8%
BCE, Inc.	2,129	$96,096
BT Group PLC *	62,639	133,783
China Tower Corp. Ltd., Class H (a)	112,000	16,567
KT Corp.	9,083	226,724
Nippon Telegraph & Telephone Corp.	12,200	313,777
Orange SA	3,982	49,164
Singapore Telecommunications Ltd.	35,700	64,832
Telecom Italia RSP/Milano	94,878	54,684
Telecom Italia SpA/Milano	229,140	124,205
Telekom Malaysia BHD	66,800	98,754
		1,178,586
Electric Utilities - 1.3%
Acciona SA	458	76,921
CPFL Energia SA	9,138	49,504
EDP - Energias de Portugal SA	24,636	141,009
EDP - Energias do Brasil SA	11,663	41,130
Electricite de France SA *	487	6,548
Enel SpA	33,886	338,244
Energisa SA	2,060	16,511
Hokuriku Electric Power Co.	16,800	115,091
Hydro One Ltd. (a)	6,936	161,528
Iberdrola SA	24,642	318,145
Korea Electric Power Corp.	1,131	23,135
Neoenergia SA	5,561	16,487
Orsted AS (a)	1,267	205,128
Shikoku Electric Power Co., Inc.	16,300	126,860
Tenaga Nasional BHD	108,300	264,318
Tokyo Electric Power Co. Holdings, Inc. *	21,300	71,129
		1,971,688
Electrical Equipment - 1.1%
ABB Ltd.	1,986	60,267
Contemporary Amperex Technology Co. Ltd., Class A	1,500	73,723
Legrand SA	1,950	181,788
Mabuchi Motor Co. Ltd.	500	22,014
Nexans SA *	198	17,570
Nidec Corp.	2,500	303,959
Schneider Electric SE	4,937	755,770
Signify NV *,(a)	2,344	121,105
Ushio, Inc.	1,300	17,165
WEG SA	7,574	100,517
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	11,643
		1,665,521
Electronic Equipment, Instruments & Components - 1.5%
Alps Alpine Co. Ltd.	7,100	93,810
BOE Technology Group Co. Ltd., Class A	103,000	98,522
GoerTek, Inc., Class A	2,900	12,011
Hitachi Ltd.	4,300	194,726

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
Horiba Ltd.	300	$18,950
Inari Amertron BHD	112,200	88,753
Keyence Corp.	1,500	682,398
Kyocera Corp.	900	57,217
Landis+Gyr Group AG *	214	14,462
LG Innotek Co. Ltd.	177	32,139
Luxshare Precision Industry Co. Ltd., Class A	6,569	33,902
Murata Manufacturing Co. Ltd.	3,600	288,065
Omron Corp.	900	70,371
Samsung Electro-Mechanics Co. Ltd.	462	76,541
Samsung SDI Co. Ltd.	428	249,596
Shimadzu Corp.	1,800	65,240
Sunny Optical Technology Group Co. Ltd.	3,600	82,053
VS Industry BHD	28,200	19,383
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,600	31,331
		2,209,470
Energy Equipment & Services - 0.1%
Dialog Group BHD	40,300	30,226
John Wood Group PLC *	10,947	40,870
Serba Dinamik Holdings BHD	35,100	14,391
Tenaris SA	8,405	94,951
Worley Ltd.	2,690	21,492
		201,930
Entertainment - 1.1%
Bilibili, Inc., ADR *	1,005	107,595
iQIYI, Inc., ADR *	1,478	24,564
NCSoft Corp.	248	191,300
NetEase, Inc., ADR	4,091	422,437
NetEase, Inc.	5,800	118,023
Netmarble Corp. (a)	287	32,713
Nexon Co. Ltd.	3,500	113,710
Nintendo Co. Ltd.	700	391,557
SM Entertainment Co. Ltd. *	575	15,039
Square Enix Holdings Co. Ltd.	900	50,090
Tencent Music Entertainment Group, ADR *	3,945	80,833
Ubisoft Entertainment SA *	1,999	152,431
		1,700,292
Equity Real Estate Investment - 0.5%
British Land Co. PLC (The)	2,752	19,167
Champion REIT	23,000	13,490
First Capital Real Estate Investment Trust	1,897	24,889
Goodman Group	4,617	63,720
Klepierre SA	3,293	76,960
Land Securities Group PLC	4,054	38,599

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Link REIT	11,600	$105,638
Mirvac Group	7,863	14,972
Scentre Group	77,785	167,071
Stockland	7,275	24,381
Unibail-Rodamco-Westfield *	1,824	146,504
Vicinity Centres	31,205	39,335
		734,726
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc., Class B	6,303	203,204
Carrefour SA	10,175	184,702
Casino Guichard Perrachon SA *	6,992	233,711
Clicks Group Ltd.	1,174	19,113
Empire Co. Ltd., Class A	756	23,567
ICA Gruppen AB	881	43,159
J Sainsbury PLC	9,947	33,280
Kobe Bussan Co. Ltd.	700	18,783
Koninklijke Ahold Delhaize NV	10,777	300,822
Loblaw Cos. Ltd.	1,890	105,564
Magnit PJSC, GDR	2,720	40,773
Metcash Ltd.	11,293	31,653
Seven & i Holdings Co. Ltd.	5,600	226,179
Sugi Holdings Co. Ltd.	100	7,937
Tesco PLC	89,426	282,358
Wal-Mart de Mexico SAB de CV	5,777	18,226
Welcia Holdings Co. Ltd.	2,900	99,728
Wm Morrison Supermarkets PLC	102,698	258,518
Woolworths Group Ltd.	312	9,712
		2,140,989
Food Products - 2.2%
a2 Milk Co. Ltd. (The) *	17,679	105,670
AAK AB	897	20,345
Ajinomoto Co., Inc.	800	16,402
AVI Ltd.	2,983	15,070
Calbee, Inc.	2,200	56,185
China Feihe Ltd. (a)	7,000	19,808
Dali Foods Group Co. Ltd. (a)	66,000	37,523
Danone SA	3,159	217,197
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,000	24,378
Grupo Bimbo SAB de CV	23,733	49,762
House Foods Group, Inc.	300	9,882
Itoham Yonekyu Holdings, Inc.	2,300	15,174
JDE Peet's NV *	3,347	123,126
Kerry Group PLC, Class A	399	50,036
Kuala Lumpur Kepong BHD	6,300	34,854
M Dias Branco SA	2,585	14,164
Morinaga & Co. Ltd./Japan	2,700	96,638
Nestle SA	17,595	1,969,354
Nisshin Seifun Group, Inc.	4,800	80,362

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Food Products (continued)
NongShim Co. Ltd.	27	$6,763
QL Resources BHD	10,350	15,126
Strauss Group Ltd.	750	20,242
Tingyi Cayman Islands Holding Corp.	12,000	22,041
Toyo Suisan Kaisha Ltd.	600	25,249
Uni-President China Holdings Ltd.	21,000	25,553
Vitasoy International Holdings Ltd.	6,000	23,076
WH Group Ltd. (a)	16,500	13,371
Yakult Honsha Co. Ltd.	3,100	157,104
		3,264,455
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	5,000	17,654
ENN Energy Holdings Ltd.	8,600	137,942
Italgas SpA	8,966	58,326
Korea Gas Corp. *	431	12,834
Rubis SCA	839	39,837
Tokyo Gas Co. Ltd.	1,700	37,885
Towngas China Co. Ltd. *	14,000	6,987
		311,465
Health Care Equipment & Supplies - 1.5%
Alcon, Inc. *	2,284	160,607
Asahi Intecc Co. Ltd.	1,500	41,403
Cochlear Ltd.	1,719	276,218
Coloplast A/S, Class B	424	63,909
ConvaTec Group PLC (a)	38,700	104,706
Elekta AB, Class B	2,483	32,261
Fisher & Paykel Healthcare Corp. Ltd.	1,667	37,476
Getinge AB, Class B	799	22,229
GN Store Nord A/S	784	61,873
Hartalega Holdings BHD	31,600	68,055
Hoya Corp.	2,000	235,385
Koninklijke Philips NV *	5,045	288,613
Kossan Rubber Industries	31,500	24,765
Nihon Kohden Corp.	600	17,539
Olympus Corp.	2,500	51,833
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,100	188,748
Siemens Healthineers AG (a)	1,331	72,272
Smith & Nephew PLC	6,867	130,557
Sonova Holding AG *	284	75,560
Straumann Holding AG	17	21,296
Supermax Corp. BHD	16,560	15,216
Sysmex Corp.	1,500	161,878
Terumo Corp.	1,100	39,809
Top Glove Corp BHD	15,900	17,332
		2,209,540
Health Care Providers & Services - 0.2%
Celltrion Healthcare Co. Ltd. *	173	20,789
Fleury SA	4,972	22,644

	Shares/ Principal	Fair Value

Health Care Providers & Services (continued)
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,300	$25,197
IHH Healthcare BHD	81,600	104,694
Notre Dame Intermedica Participacoes SA *	3,174	46,628
Ramsay Health Care Ltd.	1,683	85,884
Sonic Healthcare Ltd.	677	18,094
		323,930
Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd. *	8,000	22,638
M3, Inc.	1,300	89,071
		111,709
Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	12,299	321,775
Compass Group PLC *	9,807	197,751
Corporate Travel Management Ltd. *	2,679	40,013
Entain PLC *	2,512	52,611
Evolution Gaming Group AB (a)	754	111,245
Flutter Entertainment PLC *	1,211	260,889
Huazhu Group Ltd., ADR *	955	52,430
Jiumaojiu International Holdings Ltd. *,(a)	10,000	40,003
Kyoritsu Maintenance Co. Ltd.	500	16,584
McDonald's Holdings Co. Japan Ltd.	2,600	120,000
Oriental Land Co. Ltd./Japan	1,300	195,588
Pandox AB *	4,852	82,385
Resorttrust, Inc.	1,300	21,741
Sodexo SA *	1,400	134,563
Tabcorp Holdings Ltd.	23,094	82,319
		1,729,897
Household Durables - 1.2%
Bellway PLC	1,378	64,699
Casio Computer Co. Ltd.	3,600	67,927
Electrolux AB, Series B	5,259	146,132
Husqvarna AB, Class B	1,254	18,099
Nikon Corp.	19,600	183,584
Panasonic Corp.	20,700	266,665
Redrow PLC	4,378	37,933
Rinnai Corp.	800	89,701
Sekisui House Ltd.	3,200	68,749
Sharp Corp./Japan	1,900	32,841
Sony Corp.	5,500	577,127
Sumitomo Forestry Co. Ltd.	2,500	53,982
Taylor Wimpey PLC *	34,960	87,039
Vistry Group PLC	1,418	21,364
		1,715,842
Household Products - 0.3%
Henkel AG & Co. KGaA	1,667	165,457
Pigeon Corp.	600	22,805

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Household Products (continued)
Reckitt Benckiser Group PLC	2,653	$237,849
		426,111
Independent Power and Renewable Electricity Producers - 0.1%
B Grimm Power PCL	10,800	15,811
Brookfield Renewable Corp., Class A	380	17,799
China Yangtze Power Co. Ltd., Class A	7,300	23,877
Datang International Power Generation Co. Ltd., Class H	124,000	19,778
Electric Power Development Co. Ltd.	2,300	40,255
Gulf Energy Development PCL	13,500	14,472
Huadian Power International Corp. Ltd., Class H	62,000	19,140
Uniper SE	646	23,445
		174,577
Industrial Conglomerates - 1.0%
Alfa SAB de CV, Class A	18,300	10,599
Jardine Strategic Holdings Ltd.	1,600	52,832
Keppel Corp. Ltd.	1,100	4,356
NWS Holdings Ltd.	9,000	9,504
Rheinmetall AG	884	89,767
Samsung C&T Corp.	505	55,553
Siemens AG	5,486	902,678
SM Investments Corp.	920	18,196
Smiths Group PLC	7,461	158,269
Toshiba Corp.	4,100	138,769
		1,440,523
Insurance - 4.2%
Aegon NV	65,073	309,745
AIA Group Ltd.	58,400	708,361
Allianz SE	1,084	276,527
Assicurazioni Generali SpA	6,953	139,412
Aviva PLC	7,238	40,764
AXA SA	13,980	376,016
China Life Insurance Co. Ltd., Class H	64,000	132,207
CNP Assurances *	10,042	191,316
Direct Line Insurance Group PLC	4,188	18,103
Fairfax Financial Holdings Ltd.	414	180,690
Gjensidige Forsikring ASA	859	20,186
Great-West Lifeco, Inc., Class Common Subscription Receipt	5,796	154,210
Hannover Rueck SE	616	112,797
iA Financial Corp., Inc.	276	15,005
Insurance Australia Group Ltd.	28,571	101,842
Intact Financial Corp., Class Common Subscription Receipt	1,094	134,046
Japan Post Holdings Co. Ltd. *	17,600	157,158
Manulife Financial Corp., Class Common Subscription Receipt	17,384	373,863
Medibank Pvt Ltd.	70,309	149,942

	Shares/ Principal	Fair Value

Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	2,500	$73,507
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	319	98,454
NN Group NV	5,370	263,121
PICC Property & Casualty Co. Ltd., Class H	8,000	6,936
Ping An Insurance Group Co. of China Ltd., Class H	50,500	601,171
Porto Seguro SA	1,804	15,035
Power Corp. of Canada	763	20,052
Prudential PLC	13,608	289,228
QBE Insurance Group Ltd.	4,590	33,631
Sampo Oyj, Class A	5,177	234,072
Samsung Fire & Marine Insurance Co. Ltd.	77	12,927
Samsung Life Insurance Co. Ltd.	645	44,510
Sanlam Ltd.	25,363	102,251
SCOR SE *	2,035	69,600
Sun Life Financial, Inc.	8,079	408,241
Swiss Re AG	530	52,350
Talanx AG	628	26,689
Tokio Marine Holdings, Inc.	1,200	57,176
Tryg A/S	2,518	59,528
Unipol Gruppo SpA *	39,710	221,968
		6,282,637
Interactive Media & Services - 3.1%
Adevinta ASA *	3,710	54,718
Auto Trader Group PLC *,(a)	2,300	17,593
Autohome, Inc., ADR	390	36,375
Baidu, Inc., ADR *	1,156	251,488
carsales.com Ltd.	990	13,429
Dip Corp.	600	15,741
JOYY, Inc., ADR	269	25,213
Kakao Corp.	513	225,734
NAVER Corp.	1,379	459,362
REA Group Ltd.	2,030	219,151
Rightmove PLC *	16,916	135,880
Scout24 AG (a)	2,131	162,045
SEEK Ltd. *	3,201	69,509
Tencent Holdings Ltd.	35,800	2,808,945
Z Holdings Corp.	12,800	63,780
		4,558,963
Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd., ADR *	10,240	2,321,715
HelloFresh SE *	1,424	106,443
JD.com, Inc., ADR *	7,348	619,657
JD.com, Inc., Class A *	3,400	140,820
Meituan, Class B *,(a)	24,100	924,389
Naspers Ltd., Class N	3,071	734,505
Pinduoduo, Inc., ADR *	1,957	262,003

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Internet & Direct Marketing Retail (continued)
Prosus NV *	3,530	$393,307
Vipshop Holdings Ltd., ADR *	1,062	31,711
Zalando SE *,(a)	247	24,281
		5,558,831
IT Services - 1.6%
Adyen NV *,(a)	117	261,750
Alten SA *	184	21,647
Amadeus IT Group SA *	947	67,204
Atos SE *	2,747	214,763
Capgemini SE	219	37,347
CGI, Inc. *	5,071	422,351
GDS Holdings Ltd., ADR *	1,253	101,606
GDS Holdings Ltd., Class A *	3,100	31,341
GMO internet, Inc.	1,000	28,688
Link Administration Holdings Ltd.	14,678	57,351
NEC Corp.	1,000	59,005
Nomura Research Institute Ltd.	800	24,796
NS Solutions Corp.	600	19,059
Samsung SDS Co. Ltd.	746	127,547
SCSK Corp.	500	29,683
Shopify, Inc., Class A *	749	826,817
TietoEVRY OYJ	470	14,594
		2,345,549
Leisure Products - 0.2%
Bandai Namco Holdings, Inc.	1,000	71,430
Shimano, Inc.	700	167,081
Yamaha Corp.	500	27,195
		265,706
Life Sciences Tools & Services - 0.6%
Lonza Group AG	37	20,773
Pharmaron Beijing Co. Ltd., Class H (a)	3,800	71,802
QIAGEN NV *	2,040	98,950
Samsung Biologics Co. Ltd. *,(a)	113	74,684
Sartorius Stedim Biotech	50	20,638
Tecan Group AG	66	29,411
WuXi AppTec Co. Ltd., Class A	3,100	66,304
WuXi AppTec Co. Ltd., Class H (a)	9,500	186,837
Wuxi Biologics Cayman, Inc. *,(a)	27,000	338,088
		907,487
Machinery - 3.2%
Alfa Laval AB *	2,879	87,199
Alstom SA *	1,893	94,600
Amada Co. Ltd.	5,400	60,304
ANDRITZ AG	2,311	104,136
Atlas Copco AB, Class A	5,984	364,959
Atlas Copco AB, Class B	4,731	246,692
CNH Industrial NV *	3,452	53,534
Daifuku Co. Ltd.	700	68,670
Ebara Corp.	1,500	61,290

	Shares/ Principal	Fair Value

Machinery (continued)
Epiroc AB, Class A	651	$14,773
Epiroc AB, Class B	3,113	64,983
FANUC Corp.	1,800	426,543
FLSmidth & Co. A/S	391	15,021
Hoshizaki Corp.	200	17,882
IHI Corp. *	1,200	24,380
KION Group AG	1,183	117,070
Knorr-Bremse AG	1,266	158,345
Komatsu Ltd.	5,600	173,271
Kone Oyj, Class B	2,089	171,029
Kubota Corp.	6,400	145,926
Mitsubishi Heavy Industries Ltd.	5,000	156,063
Sandvik AB *	7,539	206,373
Sany Heavy Industry Co. Ltd., Class A	14,400	75,021
Schindler Holding AG	246	72,560
Shenzhen Inovance Technology Co. Ltd., Class A	8,100	105,665
SKF AB, Class B	8,085	230,223
SMC Corp.	600	349,195
Spirax-Sarco Engineering PLC	548	86,193
Stadler Rail AG	357	17,085
Sumitomo Heavy Industries Ltd.	1,100	30,611
Techtronic Industries Co. Ltd.	10,500	179,627
THK Co. Ltd.	200	6,932
Trelleborg AB, Class B *	1,602	40,802
UWC BHD	35,200	49,661
Volvo AB, Class A *	925	23,665
Volvo AB, Class B *	12,377	313,674
Wartsila OYJ Abp	7,287	76,514
Yangzijiang Shipbuilding Holdings Ltd.	80,300	76,499
Yaskawa Electric Corp.	2,600	129,647
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	41,299	80,078
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	21,702
		4,798,397
Marine - 0.4%
AP Moller - Maersk A/S, Class A	30	65,472
AP Moller - Maersk A/S, Class B	110	256,141
Kawasaki Kisen Kaisha Ltd. *	1,100	25,235
Kuehne + Nagel International AG	553	158,470
Nippon Yusen KK	1,000	34,163
		539,481
Media - 0.5%
Dentsu Group, Inc.	900	28,914
Eutelsat Communications SA	4,468	54,508
Fuji Media Holdings, Inc.	4,900	60,086
Informa PLC *	21,180	163,585
Lagardere SCA *	1,450	38,208
Megacable Holdings SAB de CV	3,800	13,586

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Media (continued)
MultiChoice Group	1,493	$13,038
Nine Entertainment Co. Holdings Ltd.	12,710	26,815
Nippon Television Holdings, Inc.	3,900	51,318
ProSiebenSat.1 Media SE *	864	17,704
RTL Group SA *	3,000	176,154
Schibsted ASA, Class B *	581	20,827
SES SA	8,676	69,074
TBS Holdings, Inc.	1,500	29,484
		763,301
Metals & Mining - 3.5%
Acerinox SA	1,296	16,945
Agnico Eagle Mines Ltd.	1,974	114,104
Anglo American Platinum Ltd.	982	143,124
Anglo American PLC	8,987	353,323
AngloGold Ashanti Ltd.	5,485	119,549
APERAM SA	432	19,507
Aurubis AG	744	61,769
BHP Group Ltd.	20,583	710,170
BHP Group PLC	9,992	288,747
Cia Siderurgica Nacional SA	2,403	16,139
Franco-Nevada Corp.	785	98,365
Glencore PLC *	53,726	210,703
Gold Fields Ltd.	8,302	77,312
Grupo Mexico SAB de CV, Series B	15,536	81,809
Iluka Resources Ltd.	69,531	381,829
Impala Platinum Holdings Ltd.	5,168	95,802
Kinross Gold Corp.	9,838	65,516
Korea Zinc Co. Ltd.	96	34,651
Lundin Mining Corp., Class Common Subscription Receipt	705	7,253
Mitsubishi Materials Corp.	2,000	46,769
Mitsui Mining & Smelting Co. Ltd.	900	31,276
MMG Ltd. *	40,000	22,330
Newcrest Mining Ltd.	5,649	105,069
Northam Platinum Ltd. *	2,292	39,950
Northern Star Resources Ltd.	2,341	16,903
Osisko Gold Royalties Ltd.	3,381	37,230
POSCO	655	185,200
Press Metal Aluminium Holdings BHD	51,100	122,004
Pretium Resources, Inc. *	2,697	27,982
Rio Tinto Ltd.	2,119	178,743
Rio Tinto PLC	3,735	286,001
Sibanye Stillwater Ltd.	7,816	34,406
Sims Ltd.	9,694	109,570
SSAB AB, Class A *	6,536	34,621
SSR Mining, Inc.	2,381	34,043
Teck Resources Ltd., Class B	9,659	184,980
thyssenkrupp AG *	5,670	75,869
Vale SA	22,900	395,789

	Shares/ Principal	Fair Value

Metals & Mining (continued)
voestalpine AG	882	$36,624
Wheaton Precious Metals Corp.	5,562	212,417
Zhaojin Mining Industry Co. Ltd., Class H	15,000	13,641
Zijin Mining Group Co. Ltd., Class H	32,000	39,349
		5,167,383
Multiline Retail - 0.3%
Canadian Tire Corp. Ltd., Class A	125	17,736
Lifestyle International Holdings Ltd. *	22,500	19,593
Magazine Luiza SA	10,481	37,295
Marks & Spencer Group PLC *	87,703	182,534
Ryohin Keikaku Co. Ltd.	3,700	87,662
Woolworths Holdings Ltd./South Africa *	8,448	28,291
		373,111
Multi-Utilities - 0.5%
AGL Energy Ltd.	2,201	16,177
Centrica PLC *	137,853	102,972
E.ON SE	30,487	355,591
Engie SA *	11,310	160,908
National Grid PLC	7,389	88,081
		723,729
Oil, Gas & Consumable Fuels - 3.7%
Ampol Ltd.	5,689	106,376
ARC Resources Ltd.	4,085	25,091
BP PLC	98,094	398,780
Canadian Natural Resources Ltd.	6,399	197,797
Cenovus Energy, Inc.	10,839	81,410
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	26,000	11,404
Crescent Point Energy Corp.	14,257	59,440
Ecopetrol SA	174,971	112,648
Enbridge, Inc.	10,040	365,701
ENEOS Holdings, Inc.	5,700	25,874
Eni SpA	2,507	30,920
Equinor ASA	12,527	245,511
Galp Energia SGPS SA	8,932	104,138
GS Holdings Corp.	764	26,395
Imperial Oil Ltd.	2,198	53,234
Inpex Corp.	31,900	218,248
Inter Pipeline Ltd.	3,607	51,572
Koninklijke Vopak NV	2,521	125,776
Neste Oyj	685	36,438
Novatek PJSC, GDR	514	101,515
Oil Search Ltd.	4,985	15,567
Parex Resources, Inc. *	2,270	40,475
Parkland Corp./Canada	501	15,052
Pembina Pipeline Corp.	3,396	98,082
PetroChina Co. Ltd., Class H	52,000	18,795
Petroleo Brasileiro SA	22,563	95,842
Petronas Dagangan BHD	14,500	70,078
PTT PCL, NVDR	136,400	178,957

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Repsol SA	13,741	$170,542
Royal Dutch Shell PLC, Class A	32,715	638,145
Royal Dutch Shell PLC, Class B	28,821	530,854
Seven Generations Energy Ltd., Class Common Subscription Receipt *	2,261	15,291
SK Innovation Co. Ltd. *	369	71,403
S-Oil Corp. *	753	54,026
Star Petroleum Refining PCL, NVDR *	47,400	13,651
Suncor Energy, Inc.	13,460	281,334
TC Energy Corp.	1,227	56,242
TOTAL SE	11,924	557,418
Tourmaline Oil Corp., Class Common Subscription Receipt	1,040	19,793
Ultrapar Participacoes SA	30,797	115,973
Whitecap Resources, Inc., Class Common Subscription Receipt	6,112	26,843
YPF SA, ADR *	1,844	7,579
		5,470,210
Paper & Forest Products - 0.1%
Canfor Corp. *	1,062	21,994
Suzano SA *	1,897	23,132
West Fraser Timber Co. Ltd.	1,148	82,580
		127,706
Personal Products - 1.7%
Beiersdorf AG	5,894	624,142
Kao Corp.	4,500	297,815
Kobayashi Pharmaceutical Co. Ltd.	400	37,394
LG Household & Health Care Ltd.	152	210,859
L'Oreal SA	1,459	560,385
Pola Orbis Holdings, Inc.	2,300	55,450
Unilever PLC	12,681	709,369
		2,495,414
Pharmaceuticals - 4.2%
Astellas Pharma, Inc.	14,400	221,799
AstraZeneca PLC	8,019	801,795
Bausch Health Cos., Inc. *	1,762	55,894
Bayer AG	2,209	140,093
CanSino Biologics, Inc., Class H *,(a)	400	15,126
Chugai Pharmaceutical Co. Ltd.	1,000	40,624
CSPC Pharmaceutical Group Ltd.	153,040	185,039
Eisai Co. Ltd.	1,700	114,138
GlaxoSmithKline PLC	28,746	510,832
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	29,111
Hansoh Pharmaceutical Group Co. Ltd. *,(a)	4,000	19,165
Ipsen SA	961	82,620
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,743	24,487

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Merck KGaA	477	$81,738
Nippon Shinyaku Co. Ltd.	900	67,032
Novartis AG	6,315	541,957
Novo Nordisk A/S, Class B	12,112	822,562
Ono Pharmaceutical Co. Ltd.	600	15,692
Otsuka Holdings Co. Ltd.	1,100	46,658
Roche Holding AG	4,349	1,423,066
Sanofi	2,441	241,705
Sawai Pharmaceutical Co. Ltd.	400	19,204
Shionogi & Co. Ltd.	1,900	102,342
Sino Biopharmaceutical Ltd.	47,000	47,034
Takeda Pharmaceutical Co. Ltd.	10,000	360,634
Teva Pharmaceutical Industries Ltd., ADR *	6,768	78,103
Teva Pharmaceutical Industries Ltd. *	9,836	112,055
UCB SA	633	60,350
		6,260,855
Professional Services - 1.2%
Adecco Group AG	1,480	100,077
Experian PLC	8,171	281,500
Randstad NV	6,557	462,232
Recruit Holdings Co. Ltd.	11,200	547,432
RELX PLC	7,935	199,143
Thomson Reuters Corp.	2,656	232,644
Wolters Kluwer NV	355	30,925
		1,853,953
Real Estate Management & Development - 1.5%
China Overseas Land & Investment Ltd.	25,000	64,956
China Vanke Co. Ltd., Class A	21,400	97,941
CK Asset Holdings Ltd.	17,000	103,210
Colliers International Group, Inc.	716	70,344
Daito Trust Construction Co. Ltd.	400	46,443
Daiwa House Industry Co. Ltd.	3,500	102,656
Henderson Land Development Co. Ltd.	12,000	53,869
Hongkong Land Holdings Ltd.	32,300	158,593
Hysan Development Co. Ltd.	9,000	35,192
Kaisa Group Holdings Ltd. *	29,000	14,324
Kerry Properties Ltd.	56,000	180,437
KWG Group Holdings Ltd.	15,500	26,516
Lendlease Group	8,315	81,824
Logan Group Co. Ltd.	26,000	43,810
Longfor Group Holdings Ltd. (a)	2,500	16,561
New World Development Co. Ltd.	20,000	103,416
Poly Property Services Co. Ltd.	3,000	20,837
Samhallsbyggnadsbolaget i Norden AB	1,568	4,890
Seazen Group Ltd. *	20,000	24,568
Shenzhen Investment Ltd.	38,000	13,197
Sino Land Co. Ltd.	14,000	19,484

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Real Estate Management & Development (continued)
SM Prime Holdings, Inc.	21,800	$15,720
Sun Hung Kai Properties Ltd.	16,000	242,435
Sunac China Holdings Ltd.	23,000	98,663
Swire Pacific Ltd., Class A	19,500	146,229
Swire Properties Ltd.	106,800	330,382
Times China Holdings Ltd.	13,000	17,892
Wharf Holdings Ltd. (The)	34,000	90,090
Wharf Real Estate Investment Co. Ltd.	12,000	67,220
		2,291,699
Road & Rail - 0.7%
Canadian National Railway Co.	2,615	303,434
Canadian Pacific Railway Ltd.	331	126,411
Central Japan Railway Co.	1,200	179,729
CJ Logistics Corp *	69	11,157
Hitachi Transport System Ltd.	800	26,932
Keisei Electric Railway Co. Ltd.	500	16,380
Kyushu Railway Co.	700	16,306
Localiza Rent a Car SA	9,864	104,776
MTR Corp. Ltd.	43,000	243,638
National Express Group PLC *	4,833	20,524
Sankyu, Inc.	600	26,389
		1,075,676
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp.	400	35,041
ASML Holding NV	2,176	1,322,203
Disco Corp.	400	125,792
Eugene Technology Co. Ltd.	567	22,319
Hangzhou First Applied Material Co. Ltd., Class A	2,300	30,144
Infineon Technologies AG	3,379	143,584
LONGi Green Energy Technology Co. Ltd., Class A	5,920	79,475
SCREEN Holdings Co. Ltd.	100	8,814
SK Hynix, Inc.	3,191	373,587
STMicroelectronics NV	1,588	60,639
Tokyo Electron Ltd.	1,100	465,783
Tower Semiconductor Ltd. *	1,206	33,659
Will Semiconductor Ltd., Class A	900	35,248
Xinyi Solar Holdings Ltd.	12,000	19,726
		2,756,014
Software - 1.7%
Altium Ltd.	2,393	48,245
Constellation Software, Inc.	98	136,845
Dassault Systemes SE	2,074	444,613
Descartes Systems Group, Inc. (The) *	1,222	74,544
Kinaxis, Inc. *	186	21,704
Kingdee International Software Group Co. Ltd. *	25,000	77,497

	Shares/ Principal	Fair Value

Software (continued)
Micro Focus International PLC	23,123	$176,486
Nemetschek SE	1,651	105,559
Nice Ltd. *	940	203,521
Open Text Corp.	2,796	133,299
Oracle Corp. Japan	600	58,643
Sage Group PLC (The)	1,690	14,289
Sangfor Technologies, Inc., Class A	900	33,913
SAP SE	6,478	795,011
Software AG	362	15,291
Technology One Ltd.	4,344	30,902
TOTVS SA	4,800	24,668
Trend Micro, Inc./Japan	500	25,068
WiseTech Global Ltd.	741	16,395
Xero Ltd. *	626	60,329
		2,496,822
Specialty Retail - 1.2%
China Tourism Group Duty Free Corp. Ltd., Class A	800	37,355
Chow Tai Fook Jewellery Group Ltd.	12,600	19,254
Dunelm Group PLC	11,542	206,859
Fast Retailing Co. Ltd.	600	478,534
Fielmann AG *	774	61,904
Hennes & Mauritz AB, Class B *	11,300	255,071
Industria de Diseno Textil SA	3,230	106,674
JB Hi-Fi Ltd.	705	27,804
JD Sports Fashion PLC *	16,342	185,923
Kingfisher PLC *	60,657	266,380
Shimamura Co. Ltd.	200	23,113
WH Smith PLC *	3,992	98,975
Yamada Holdings Co. Ltd.	13,700	74,017
		1,841,863
Technology Hardware, Storage & Peripherals - 2.1%
Canon, Inc.	10,200	231,000
FUJIFILM Holdings Corp.	4,700	279,490
Konica Minolta, Inc.	18,300	99,367
Lenovo Group Ltd.	120,000	170,713
Ricoh Co. Ltd.	21,200	215,645
Samsung Electronics Co. Ltd.	26,701	1,920,443
Seiko Epson Corp.	900	14,661
Xiaomi Corp., Class B *,(a)	80,000	264,970
		3,196,289
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG *	1,612	504,338
ANTA Sports Products Ltd.	8,000	130,479
Asics Corp.	2,100	33,543
Burberry Group PLC *	2,140	56,054
Cie Financiere Richemont SA, Class A	6,521	628,716
Hermes International	325	360,582
HUGO BOSS AG	997	39,219

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods (continued)
Kering SA	1,017	$703,542
Li Ning Co. Ltd.	8,500	55,213
LVMH Moet Hennessy Louis Vuitton SE	1,659	1,107,694
Moncler SpA *	659	37,851
Puma SE *	1,281	125,775
Swatch Group AG (The)	302	87,248
		3,870,254
Tobacco - 0.8%
British American Tobacco PLC	13,502	516,760
Gudang Garam TBK PT *	6,500	16,188
Imperial Brands PLC	8,606	177,156
Japan Tobacco, Inc.	19,300	371,154
KT&G Corp.	766	55,094
Swedish Match AB	1,523	119,131
		1,255,483
Trading Companies & Distributors - 0.4%
Barloworld Ltd. *	16,976	103,779
Electrocomponents PLC	1,703	23,332
Finning International, Inc.	809	20,572
Howden Joinery Group PLC *	11,936	120,711
ITOCHU Corp.	2,300	74,661
Mitsubishi Corp.	1,200	33,991
Mitsui & Co. Ltd.	1,100	22,916
Rexel SA *	7,410	147,182
Sojitz Corp.	21,900	61,835
Travis Perkins PLC *	1,874	39,856
		648,835
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd.	12,718	57,636
EcoRodovias Infraestrutura e Logistica SA *	7,310	15,169
Grupo Aeroportuario del Centro Norte SAB de CV *	1,800	11,343
Grupo Aeroportuario del Pacifico SAB de CV, Class B *	2,161	22,535
Kamigumi Co. Ltd.	1,100	20,875
Shenzhen International Holdings Ltd.	9,500	15,910
Transurban Group	2,186	22,177
		165,645
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Series L	356,256	242,548
Freenet AG	1,038	24,899
KDDI Corp.	11,100	341,036
Mobile TeleSystems PJSC, ADR	3,291	27,447
Rogers Communications, Inc., Class B	6,565	302,695
SK Telecom Co. Ltd.	968	235,211
SoftBank Corp.	16,800	218,704
SoftBank Group Corp.	8,700	734,579
Vodacom Group Ltd.	2,599	22,223

	Shares/ Principal	Fair Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC	30,951	$56,317
		2,205,659
Total Common Stocks (Cost - $110,511,926)		131,248,311
Exchange Traded Funds - 7.2%
Equity Funds - 7.2%
iShares MSCI India ETF	103,771	4,377,061
iShares MSCI Taiwan ETF	105,134	6,303,835
iShares MSCI Turkey ETF	6,942	159,596
Total Exchange Traded Funds (Cost - $7,518,853)		10,840,492
Preferred Stocks - 1.0%
Airlines - 0.0%†
Azul SA *	4,586	30,801

Auto Components - 0.1%
Schaeffler AG	7,639	68,054

Automobiles - 0.1%
Volkswagen AG	729	204,431

Banks - 0.2%
Banco Bradesco SA	30,478	143,884
Bancolombia SA	1,950	15,483
Itau Unibanco Holding SA	36,112	178,864
		338,231
Household Products - 0.2%
Henkel AG & Co. KGaA	2,455	276,591

Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	54,718	234,561

Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	4,829	311,479

Total Preferred Stocks (Cost - $1,330,161)		1,464,148
Short-Term Investments - 2.1%
Money Market Funds - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(b) (Cost - $3,101,031)	3,101,031	3,101,031

Total Investments - 98.3% (Cost - $122,461,971)		$146,653,982
Other Assets Less Liabilities - Net 1.7%		2,478,397
Total Net Assets - 100.0%		$149,132,379

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $4,217,600 or 2.8% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	28	6/18/2021	$3,068,800	$(29,541)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	21	6/18/2021	1,388,625	(15,710)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	2	6/17/2021	353,614	(605)

Total Net Unrealized Depreciation on Futures Contracts					$(45,856)